Total operating costs - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Average number of employees	29,700	22,200	23,300
Commercial
Disclosure of products and services [line items]
Average number of employees	10,900	7,300	7,600
Supply chain
Disclosure of products and services [line items]
Average number of employees	14,900	12,400	13,100
Support functions
Disclosure of products and services [line items]
Average number of employees	3,900	2,500	2,600